Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 438,493	$ 443,707	$ 571,784	$ 585,897
Long-term contracts
Disaggregation of Revenue [Line Items]
Revenues	32,970	20,296	49,860	32,460
Short-term contracts and other
Disaggregation of Revenue [Line Items]
Revenues	405,523	423,411	521,924	553,437
Park Admissions
Disaggregation of Revenue [Line Items]
Revenues	228,230	238,963	299,031	315,266
Park Admissions | Long-term contracts
Disaggregation of Revenue [Line Items]
Revenues	21,045	12,066	34,920	16,927
Park Admissions | Short-term contracts and other
Disaggregation of Revenue [Line Items]
Revenues	207,185	226,897	264,111	298,339
Park Food, Merchandise and Other
Disaggregation of Revenue [Line Items]
Revenues	195,280	190,792	249,677	243,578
Park Food, Merchandise and Other | Long-term contracts
Disaggregation of Revenue [Line Items]
Revenues	3,312	1,423	4,368	1,963
Park Food, Merchandise and Other | Short-term contracts and other
Disaggregation of Revenue [Line Items]
Revenues	191,968	189,369	245,309	241,615
Sponsorship, International Agreements and Accommodations
Disaggregation of Revenue [Line Items]
Revenues	14,983	13,952	23,076	27,053
Sponsorship, International Agreements and Accommodations | Long-term contracts
Disaggregation of Revenue [Line Items]
Revenues	8,613	6,807	10,572	13,570
Sponsorship, International Agreements and Accommodations | Short-term contracts and other
Disaggregation of Revenue [Line Items]
Revenues	$ 6,370	$ 7,145	$ 12,504	$ 13,483